Schedule of investments
Delaware VIP® Trust  —  Delaware VIP High Yield Series
March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 83.86%
Banking — 2.78%
Barclays 6.125% 12/15/25 μ, ψ	915,000	$1,000,324
Deutsche Bank 6.00% 10/30/25 μ, ψ	1,400,000	1,424,500
Popular 6.125% 9/14/23	1,476,000	1,599,460
SVB Financial Group 4.10% 2/15/31 μ, ψ	1,425,000	1,429,453
		5,453,737
Basic Industry — 8.51%
Allegheny Technologies 5.875% 12/1/27	1,385,000	1,436,072
Arcosa 144A 4.375% 4/15/29 #	405,000	405,000
Avient 144A 5.75% 5/15/25 #	917,000	975,459
Blue Cube Spinco 10.00% 10/15/25	126,000	133,087
Cemex 144A 7.375% 6/5/27 #	520,000	589,550
Chemours 144A 5.75% 11/15/28 #	1,445,000	1,524,172
First Quantum Minerals
144A 6.875% 10/15/27 #	680,000	730,150
144A 7.25% 4/1/23 #	865,000	881,457
144A 7.50% 4/1/25 #	745,000	770,144

Freeport-McMoRan 5.45% 3/15/43	768,000	925,332
Hudbay Minerals 144A 6.125% 4/1/29 #	425,000	454,750
M/I Homes 4.95% 2/1/28	1,193,000	1,237,737
Mattamy Group 144A 5.25% 12/15/27 #	775,000	813,266
New Gold 144A 7.50% 7/15/27 #	915,000	950,525
Novelis
144A 4.75% 1/30/30 #	255,000	263,307
144A 5.875% 9/30/26 #	445,000	465,025

Olin 5.00% 2/1/30	460,000	482,908
PowerTeam Services 144A 9.033% 12/4/25 #	1,715,000	1,895,075
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

United States Steel 6.875% 3/1/29	630,000	$644,962
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	455,000	435,385
Venator Finance 144A 5.75% 7/15/25 #	680,000	661,300
		16,674,663
Capital Goods — 5.49%
ARD Finance PIK 144A 6.50% 6/30/27 #, >	820,000	862,025
Bombardier
144A 7.50% 3/15/25 #	615,000	605,775
144A 7.875% 4/15/27 #	475,000	466,554

Energizer Holdings 144A 4.375% 3/31/29 #	755,000	758,775
Granite US Holdings 144A 11.00% 10/1/27 #	865,000	977,450
Intertape Polymer Group 144A 7.00% 10/15/26 #	760,000	802,131
Reynolds Group Issuer 144A 4.00% 10/15/27 #	945,000	927,281
Spirit AeroSystems 144A 5.50% 1/15/25 #	925,000	979,344
Terex
144A 5.00% 5/15/29 #	1,085,000	1,124,548
144A 5.625% 2/1/25 #	500,000	514,065

Titan Acquisition 144A 7.75% 4/15/26 #	335,000	348,802
TransDigm 144A 6.25% 3/15/26 #	909,000	964,863
Vertical Holdco 144A 7.625% 7/15/28 #	875,000	942,484
Welbilt 9.50% 2/15/24	464,000	478,790
		10,752,887
Communications — 7.59%
Altice Financing 144A 5.00% 1/15/28 #	620,000	613,025
Altice France Holding 144A 6.00% 2/15/28 #	1,420,000	1,401,746

NQ-VIP-876 [3/21] 5/31 (1643664)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP High Yield Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Cincinnati Bell 144A 7.00% 7/15/24 #	1,140,000	$1,178,475
Connect Finco 144A 6.75% 10/1/26 #	1,540,000	1,642,087
Consolidated Communications
144A 5.00% 10/1/28 #	445,000	449,583
144A 6.50% 10/1/28 #	445,000	481,325
Frontier Communications
144A 5.875% 10/15/27 #	515,000	546,866
144A 6.75% 5/1/29 #	410,000	433,196

LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	580,000	619,092
Level 3 Financing 144A 4.25% 7/1/28 #	1,045,000	1,057,864
Sable International Finance 144A 5.75% 9/7/27 #	630,000	665,831
Sprint
7.125% 6/15/24	405,000	466,767
7.625% 3/1/26	555,000	680,549
7.875% 9/15/23	1,250,000	1,430,312

Sprint Capital 8.75% 3/15/32	200,000	295,950
T-Mobile USA
2.625% 4/15/26	515,000	525,648
3.375% 4/15/29	515,000	519,828
3.50% 4/15/31	290,000	292,537

Zayo Group Holdings 144A 6.125% 3/1/28 #	1,540,000	1,583,074
		14,883,755
Consumer Cyclical — 9.58%
Allison Transmission 144A 5.875% 6/1/29 #	785,000	859,332
Boyd Gaming 4.75% 12/1/27	965,000	985,366
Caesars Entertainment
144A 6.25% 7/1/25 #	575,000	613,680
144A 8.125% 7/1/27 #	470,000	518,904
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 5.75% 3/1/27 #	495,000	$508,613
144A 7.625% 3/1/26 #	2,455,000	2,640,475
Ford Motor
8.50% 4/21/23	680,000	759,050
9.00% 4/22/25	210,000	254,604
Ford Motor Credit
3.37% 11/17/23	515,000	528,519
3.375% 11/13/25	505,000	514,216
4.542% 8/1/26	510,000	540,320
5.584% 3/18/24	460,000	497,094

General Motors Financial 5.70% 9/30/30 μ, ψ	340,000	368,050
Jaguar Land Rover Automotive
144A 4.50% 10/1/27 #	295,000	280,691
144A 5.875% 1/15/28 #	690,000	701,644
L Brands
6.875% 11/1/35	590,000	704,041
6.95% 3/1/33	666,000	744,255
144A 9.375% 7/1/25 #	385,000	479,806

Levi Strauss & Co. 144A 3.50% 3/1/31 #	1,046,000	1,010,698
MGM Resorts International 4.75% 10/15/28	850,000	879,533
PetSmart 144A 7.75% 2/15/29 #	1,090,000	1,181,233
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,050,000	1,056,562
Scientific Games International
144A 7.25% 11/15/29 #	455,000	494,444
144A 8.25% 3/15/26 #	778,000	835,731

Six Flags Entertainment 144A 4.875% 7/31/24 #	575,000	581,469
Station Casinos 144A 5.00% 10/1/25 #	245,000	248,522
		18,786,852

2    NQ-VIP-876 [3/21] 5/31 (1643664)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 3.57%
JBS USA LUX
144A 5.50% 1/15/30 #	525,000	$582,094
144A 6.50% 4/15/29 #	720,000	814,716
Kraft Heinz Foods
5.00% 7/15/35	460,000	530,249
5.20% 7/15/45	765,000	886,671

Pilgrim's Pride 144A 5.75% 3/15/25 #	945,000	965,648
Post Holdings 144A 5.50% 12/15/29 #	1,035,000	1,109,598
Rent-A-Center 144A 6.375% 2/15/29 #	900,000	956,250
United Natural Foods 144A 6.75% 10/15/28 #	1,070,000	1,144,900
		6,990,126
Energy — 13.17%
Apache
4.75% 4/15/43	600,000	557,400
4.875% 11/15/27	455,000	467,058

Ascent Resources Utica Holdings 144A 7.00% 11/1/26 #	965,000	966,206
CNX Resources
144A 6.00% 1/15/29 #	970,000	1,009,823
144A 7.25% 3/14/27 #	455,000	489,289

Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,140,000	1,122,187
DCP Midstream Operating 5.125% 5/15/29	1,365,000	1,453,916
EQM Midstream Partners
144A 4.75% 1/15/31 #	580,000	563,325
144A 6.50% 7/1/27 #	385,000	419,136
Genesis Energy
7.75% 2/1/28	1,040,000	1,041,612
8.00% 1/15/27	1,480,000	1,501,305
Murphy Oil
5.875% 12/1/27	772,000	757,286
6.375% 7/15/28	1,640,000	1,644,264

Murphy Oil USA 144A 3.75% 2/15/31 #	905,000	891,244
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
6.00% 6/1/26	1,022,000	$1,103,556
6.375% 10/1/30	1,052,000	1,139,447
Occidental Petroleum
3.00% 2/15/27	535,000	504,411
3.40% 4/15/26	510,000	495,848
3.50% 8/15/29	510,000	479,171
6.125% 1/1/31	975,000	1,078,423
6.45% 9/15/36	455,000	502,893
6.625% 9/1/30	670,000	753,951
PDC Energy
5.75% 5/15/26	1,167,000	1,211,929
6.125% 9/15/24	355,000	364,940

Southwestern Energy 7.75% 10/1/27	908,000	972,128
Targa Resources Partners
144A 4.00% 1/15/32 #	1,230,000	1,158,377
144A 4.875% 2/1/31 #	775,000	786,431

TechnipFMC 144A 6.50% 2/1/26 #	1,790,000	1,874,215
Western Midstream Operating 4.75% 8/15/28	485,000	508,038
		25,817,809
Financial Services — 4.86%
AerCap Holdings 5.875% 10/10/79 μ	1,180,000	1,215,754
Air Lease 4.65% 6/15/26 μ, ψ	905,000	895,950
Ally Financial 8.00% 11/1/31	770,000	1,073,605
Camelot Finance 144A 4.50% 11/1/26 #	855,000	885,605
Credit Suisse Group 144A 4.50% 9/3/30 #, μ, ψ	930,000	874,200
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	995,000	996,244
Stena International 144A 6.125% 2/1/25 #	330,000	334,495
UBS Group 144A 4.375% 2/10/31 #, μ, ψ	1,475,000	1,458,775
VistaJet Malta Finance 144A 10.50% 6/1/24 #	1,145,000	1,250,912
NQ-VIP-876 [3/21] 5/31 (1643664)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP High Yield Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
VM Consolidated 144A 5.50% 4/15/29 #	535,000	$548,872
		9,534,412
Healthcare — 6.29%
Bausch Health 144A 6.25% 2/15/29 #	1,310,000	1,394,365
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	935,000	972,419
CHS
144A 4.75% 2/15/31 #	450,000	440,167
144A 8.00% 3/15/26 #	480,000	519,504

DaVita 144A 4.625% 6/1/30 #	815,000	831,389
Encompass Health 4.75% 2/1/30	659,000	679,028
Hadrian Merger Sub 144A 8.50% 5/1/26 #	920,000	957,775
HCA
5.375% 2/1/25	585,000	653,445
5.875% 2/1/29	513,000	598,520
7.58% 9/15/25	580,000	693,100

Jaguar Holding II 144A 5.00% 6/15/28 #	850,000	886,337
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	462,000	507,061
144A 7.375% 6/1/25 #	572,000	616,030

Surgery Center Holdings 144A 10.00% 4/15/27 #	490,000	541,144
Tenet Healthcare
144A 6.125% 10/1/28 #	505,000	527,725
6.75% 6/15/23	510,000	553,299
6.875% 11/15/31	851,000	949,027
		12,320,335
Insurance — 1.42%
GTCR AP Finance 144A 8.00% 5/15/27 #	368,000	396,060
HUB International 144A 7.00% 5/1/26 #	930,000	966,656
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
USI 144A 6.875% 5/1/25 #	1,400,000	$1,428,861
		2,791,577
Media — 5.88%
AMC Networks 4.25% 2/15/29	755,000	735,181
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	955,000	962,162
CCO Holdings
144A 4.50% 8/15/30 #	1,215,000	1,239,853
144A 4.50% 5/1/32 #	230,000	233,163
144A 5.375% 6/1/29 #	765,000	821,335

Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	520,000	515,255
Clear Channel Worldwide Holdings 9.25% 2/15/24	602,000	627,389
CSC Holdings
144A 4.625% 12/1/30 #	945,000	930,825
144A 5.75% 1/15/30 #	1,450,000	1,529,025

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	854,000	871,477
Gray Television 144A 7.00% 5/15/27 #	900,000	979,875
Nexstar Broadcasting 144A 4.75% 11/1/28 #	680,000	688,439
Terrier Media Buyer 144A 8.875% 12/15/27 #	1,290,000	1,390,523
		11,524,502
Real Estate — 0.77%
Global Net Lease 144A 3.75% 12/15/27 #	210,000	204,932
Iron Mountain 144A 5.25% 7/15/30 #	530,000	547,516
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	765,000	763,470
		1,515,918

4    NQ-VIP-876 [3/21] 5/31 (1643664)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services — 4.64%
BCPE Ulysses Intermediate 144A PIK 7.75% 4/1/27 #, «	540,000	$561,263
Gartner 144A 4.50% 7/1/28 #	765,000	789,862
LBM Acquisition 144A 6.25% 1/15/29 #	360,000	371,250
Legends Hospitality Holding 144A 5.00% 2/1/26 #	590,000	601,063
Prime Security Services Borrower
144A 5.75% 4/15/26 #	1,030,000	1,115,799
144A 6.25% 1/15/28 #	1,270,000	1,323,848
Sabre GLBL
144A 7.375% 9/1/25 #	675,000	737,640
144A 9.25% 4/15/25 #	570,000	680,437

Tms International Holding 144A 7.25% 8/15/25 #	560,000	572,600
United Rentals North America 3.875% 2/15/31	880,000	886,050
White Cap Buyer 144A 6.875% 10/15/28 #	1,365,000	1,451,766
		9,091,578
Technology & Electronics — 5.17%
Austin BidCo 144A 7.125% 12/15/28 #	360,000	366,975
Banff Merger Sub 144A 9.75% 9/1/26 #	1,025,000	1,093,060
Black Knight InfoServ 144A 3.625% 9/1/28 #	805,000	792,008
BY Crown Parent
144A 4.25% 1/31/26 #	825,000	857,736
144A 7.375% 10/15/24 #	1,638,000	1,670,588

CommScope Technologies 144A 5.00% 3/15/27 #	847,000	840,652
Go Daddy Operating 144A 3.50% 3/1/29 #	960,000	945,000
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)

Microchip Technology 144A 4.25% 9/1/25 #	1,365,000	$1,426,372
Sensata Technologies 144A 4.00% 4/15/29 #	1,030,000	1,050,502
SS&C Technologies 144A 5.50% 9/30/27 #	1,024,000	1,091,891
		10,134,784
Transportation — 2.61%
Delta Air Lines 7.375% 1/15/26	2,295,000	2,686,244
Mileage Plus Holdings 144A 6.50% 6/20/27 #	595,000	653,013
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	425,000	481,276
United Airlines Holdings 4.875% 1/15/25	1,275,000	1,301,144
		5,121,677
Utilities — 1.53%
Calpine
144A 4.625% 2/1/29 #	170,000	165,884
144A 5.00% 2/1/31 #	1,005,000	982,387

Edison International 5.375% 3/15/26 μ, ψ	890,000	904,507
PG&E 5.25% 7/1/30	890,000	944,513
		2,997,291
Total Corporate Bonds (cost $157,991,012)		164,391,903

Loan Agreements — 10.22%
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	2,955,000	2,977,162
Apro 5.00% (LIBOR03M + 4.00%) 11/14/26 •	971,536	972,143
Blue Ribbon 1st Lien 5.134% (LIBOR03M + 3.00%) 11/15/21 •	357,005	350,200
BW Gas & Convenience Holdings 6.36% (LIBOR01M + 6.25%) 11/18/24 •	966,565	976,533
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	725,600	752,206
NQ-VIP-876 [3/21] 5/31 (1643664)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP High Yield Series
	Principal amount°	Value (US $)

Loan Agreements (continued)
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	375,000	$376,172
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	1,465,327	1,462,809
Green Energy Partners Tranche B-1 6.50% (LIBOR03M + 5.50%) 11/13/21 •	367,416	346,290
Green Energy Partners Tranche B-2 6.50% (LIBOR03M + 5.50%) 11/13/21 •	131,244	123,697
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	962,725	967,057
Informatica 2nd Lien 7.125% 2/25/25 •	1,046,000	1,071,714
Milano Acquisition Tranche B TBD 10/1/27 X	1,057,000	1,054,358
Peraton Tranche B 1st Lien 4.50% (LIBOR03M + 3.75%) 2/1/28 •	358,708	358,857
Schweitzer-Mauduit International Tranche B TBD 1/27/28 X	480,000	478,800
Solenis International 2nd Lien 8.69% (LIBOR03M + 8.50%) 6/26/26 •	1,539,882	1,545,657
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	970,019	962,743
Syncsort 1st Lien TBD 3/19/29 X	415,000	417,075
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	1,794,000	1,845,577
Vantage Specialty Chemicals 1st lien TBD 10/28/24 X	310,000	293,079
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	787,000	737,935
	Principal amount°	Value (US $)

Loan Agreements (continued)
Verscend Holding Tranche B 4.609% (LIBOR01M + 4.50%) 8/27/25 •	702,421	$705,181
Verscend Holding Tranche B TBD 8/27/25 X	1,270,000	1,270,000
Total Loan Agreements (cost $19,881,207)		20,045,245
	Number of shares
Common Stock — 0.00%
Communications — 0.00%
Century Communications =, †	2,820,000	0
Total Common Stock (cost $85,371)		0

Short-Term Investments — 5.03%
Money Market Mutual Funds — 5.03%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	2,465,698	2,465,698
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,465,698	2,465,698
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	2,465,698	2,465,698

6    NQ-VIP-876 [3/21] 5/31 (1643664)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	2,465,697	$2,465,697
Total Short-Term Investments (cost $9,862,791)		9,862,791

Total Value of Securities—99.11% (cost $187,820,381)		194,299,939
Receivables and Other Assets Net of Liabilities—0.89%		1,742,836
Net Assets Applicable to 38,273,792 Shares Outstanding—100.00%		$196,042,775
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $109,261,387, which represents 55.73% of the Series' net assets.
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made after October 1, 2021.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Peraton TBD 2/24/28	$631,292	$628,136	$631,555	$3,420
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar
NQ-VIP-876 [3/21] 5/31 (1643664)    7